Significant accounting policies	12 Months Ended
Dec. 31, 2023
Significant accounting policies
Significant accounting policies

(2) Significant accounting policies

The significant accounting policies applied in the preparation of these Consolidated Financial Statements are set out below or in the respective note. These policies have been consistently applied to all the years presented, unless otherwise stated.

- Basis for preparation -

The consolidated financial statements cover the twelve-month periods ended December 31, 2023 and 2022.

In accordance with Regulation No. 1606/2002 of the European Parliament and Council of July 19, 2002 on the application of international accounting standards, Evotec has presented its consolidated financial statements in accordance with IFRS since 2005. The term “IFRS” refers collectively to international accounting and financial reporting standards (IASs and IFRSs) and to interpretations of the interpretations committees (SIC and IFRIC) with mandatory application as of January 1, 2023. The consolidated financial statements of Evotec as of December 31, 2023 have been prepared in compliance with IFRS as issued by the International Accounting Standards Board (IASB) and with IFRS as endorsed by the European Union as of December 31, 2023.

Additional requirements of Section §315e (1) of the German Commercial Code (HGB) have been applied accordingly in accordance with the version endorsed at the end of the reporting period.

- Significant accounting judgements and estimates-

The preparation of the Consolidated Financial Statements in accordance with IFRS requires management to make judgements, estimates and assumptions that affect the application of accounting policies, the reported amounts of assets, liabilities, revenues and expenses, the accompanying disclosures, as well as the disclosure of contingent liabilities. These estimates inherently contain a degree of uncertainty. Actual results may differ from these estimates under different assumptions or conditions.

The Group evaluates these accounting judgements and estimates on an ongoing basis and bases the estimates on historical experience, current and expected future outcomes, third-party valuation and various other assumptions that the Group believes are reasonable under the circumstances. Existing circumstances and assumptions about future developments may change due to circumstances beyond the Group’s control and are reflected in the assumptions if and when they occur.

The Group revises significant estimates as relevant and applicable if changes occur in circumstances or if new information or historical data is available and would require Evotec to do so.

The areas where the most significant judgements and estimates are made relate to the following areas:

Judgement:

●	Revenue recognition, determination of performance obligation and allocation of consideration as well as determination of advancement for over time performance obligations;
●	Determination of the lease term and more specifically the assessment whether a lease option to extend or cancel a lease in which the Group is a lessee is reasonably certain to be exercised or not;
●	Likelihood of occurrence of provisions, uncertain tax positions and contingent liabilities;
●	Impairment analyses in relation with goodwill and intangible assets are performed annually as well as the determination of whether the carrying value exceeds the recoverable amount whenever a triggering event occurs. These analyses are generally based on estimates of discounted future cash flows;
●	Determination of the fair values of Level 3 financial assets where significant inputs of the fair value measurement are not based on observable market data.

Estimates:

●	Assessment of the recoverable amount of goodwill and intangible assets;
●	Measurement of the recoverability of deferred tax assets;
●	Determination of fair values of acquired identifiable intangible assets as part of a business combination;
●	Determination of budgeted FTE rates in the assessment of percentage of completion in relation with revenue recognition

The potential impact of climate related matters, including legislation which may affect the fair value of financial assets and liabilities in the Consolidated Financial statements has been considered, especially but not limited to deferred tax assets recoverability, useful life of tangibles and intangibles and provisions.

As of December 31, 2023, the Group does not believe that the impact of climate related matters would be material to the Consolidated Financial Statements.

For further discussion of these significant judgements and estimates, reference is made to the respective Accounting Policies and Notes within these Consolidated Financial Statements that relate to the above topics.

- Basis for consolidations -

The Consolidated Financial Statements comprise the financial statements of Evotec SE and all the subsidiaries that the Company controls, i.e. when it is exposed or has rights to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee. Generally, there is a presumption that a majority of voting rights results in control. To support this presumption and in cases where the Group has less than a majority of the voting or similar rights of an investee, the Group considers all relevant facts and circumstances in assessing whether it has power over an investee, including the contractual arrangement(s) with the other vote holders of the investee, rights arising from other contractual arrangements and the Group’s voting rights and potential voting rights.

Subsidiaries

Subsidiaries are fully consolidated from the date that control commences until the date that control ceases. Transactions between consolidated companies are eliminated, as well as intragroup profits.

Associates

Associates are all entities over which the Group has significant influence but no control. Significant influence is presumed with a shareholding between 20% and 50% of the voting rights or when the Group has board representation through which it is able to exercise significant influence, such as, but not limited to participating in the financial and operating policy decisions of that entity but does not have the power to exercise control or joint control over those policies. Investments in associates are accounted for using the at-equity method and are initially recognized at cost. Unrealized gains and losses from transactions between the Group and its associates or joint ventures are recognized only to the extent of unrelated investors` interests in the associates.

Joint arrangements

The Group classifies its joint arrangements (i.e., arrangements in which the Group exercises joint control with one or more other parties) either as a joint operation (in which case, the Group recognizes the assets and liabilities of the operation in proportion to its rights and obligations relating to those assets and liabilities) or as a joint venture.

Loss of control

Upon loss of control, the Group derecognizes the assets and liabilities of the subsidiary, any non-controlling interests, and other components of equity (if any) related to the subsidiary. Any surplus or deficit arising from the loss of control is recognized in the Consolidated Income Statement. If the Group retains any interest in the previous subsidiary, such interest is measured at fair value at the date the control is lost. Subsequently, it is accounted for as either an equity accounted investee or as a financial asset depending on the level of influence retained.

All intercompany receivables, liabilities and all intercompany revenue, income, expenses and all intragroup profits or losses are eliminated in the consolidation.

The financial statements of all to be consolidated subsidiaries are prepared using the same reporting date as the consolidated financial statements (December 31).

- Foreign currencies -

Foreign currency transaction

The financial statements of all Evotec Group entities are measured using the currency of the primary economic environment in which the entity operates (“the functional currency”). The Euro (EUR) is the functional currency of the Group and the presentation currency of the Consolidated Financial Statements.

Foreign currency transactions are translated into the functional currency using the exchange rates prevailing at the dates of the transactions or the valuation in cases where items are remeasured. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation at year-end exchange rates of monetary assets and liabilities denominated in foreign currencies are recognized in the income statement.

Foreign operations

The assets and liabilities of foreign operations, including goodwill and fair value adjustments arising on acquisition, are translated to Euro at the exchange rates prevailing at the reporting date. The income and expenses of foreign operations are translated to Euros at the monthly average foreign exchange rate.

Foreign currency differences arising upon translation of foreign operations into Euros are recognized in Other Comprehensive Income and presented as part of currency translation reserves in Shareholders Equity. In the balance sheet these are recognized under retained earnings.

When a foreign operation is disposed of, leading to a loss of control, significant influence or joint control, the cumulative amount in the currency translation differences related to the foreign operation is reclassified to the Consolidated Income Statement as part of the gain or loss on disposal.

- Application of standards; amendments and interpretation-

The following amendments became effective as at January 1, 2023:

●	IFRS 17 Insurance Contracts (including Amendments to IFRS 17 issued in June 2020 and Amendment to IFRS 17 - Initial Application of IFRS 17 and IFRS 9—Comparative Information issued in December 2021)
●	Amendments to IAS 8 – Definition of Accounting Estimates
●	Amendments to IAS 1 and IFRS Practice Statement 2 - Disclosure of Accounting Policies
●	Amendments to IAS 12 – Deferred Tax related to Assets and Liabilities arising from a Single Transaction
●	Amendments to IAS 12 - International Tax Reform – Pillar Two Model Rules

None of those amendments had a significant impact on the Company´s consolidated financial statements for the 12 months period ended December 31, 2023.

The following amendments will become effective after January 1, 2024 however may be early adopted:

●	Amendments to IFRS 16 - Lease Liability in a Sale and Leaseback Transaction (January 1, 2024)
●	Amendments to IAS 1 - Classification of Liabilities as Current or Non-current (including the amendment to IAS 1 - Classification of Liabilities as Current or Non-current - Deferral of Effective Date issued in July 2020) (January 1, 2024)
●	Amendments to IAS 1 - Non-current Liabilities with Covenants (January 1, 2024)
●	Amendments to IAS 7 and IFRS 7 - Supplier Finance Arrangements (January 1, 2024)
●	Amendments to IAS 21 - Lack of Exchangeability (January 1, 2025)
●	IFRS 18 - Presentation and Disclosures in Financial Statements (issued by IASB on April 9, 2024, effective date January 1, 2027)

Evotec has not early adopted any new standards, interpretations or amendments that have been issued but are not yet effective in these consolidated financial statements.

None of those amendments are expected to have a significant impact on the Group´s consolidated financial statements.